John Hancock Funds III

Supplement dated February 19, 2008,

to the John Hancock Global Shareholder Yield Fund

Class A, B, and C, Class I, Class NAV and Class R1 shares prospectuses dated March 1, 2007

The “Portfolio Manager” section in the Fund summary is amended to remove Daniel Geber as a portfolio manager for the Fund.

______________________________________________________________________________________

The “Management biographies” section under “FUND DETAILS” is amended to remove Daniel Geber as a portfolio manger for the Fund.

320MPS3 2/08

John Hancock Funds III

Supplement dated February 19, 2008,

to the John Hancock Global Shareholder Yield Fund Statement of Additional Information dated March 1, 2007

Under the “Investment Advisory and Other Services” section, the paragraph under the heading “Sub-adviser information” is amended to remove Daniel Geber as a portfolio manager for the Fund.

______________________________________________________________________________________

Under the “Additional Information about the Portfolio Managers” section, the table for “Other Accounts Managed by the Portfolio Managers” and the paragraphs under the headings “Compensation of Portfolio Managers” and “Share Ownership by Portfolio Managers” are amended to remove Daniel Geber as a portfolio manager for the Fund.

JHFIIISAIS6 2/08